Note 9 - Note Payable (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Year Ending December 31,	Amount
2020	$7,994
2021	$106,035
2022	$44,495
Total	$158,524